Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 01, 2012
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FORMULA INVESTING U.S. VALUE SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Formula Investing U.S. Value Select Fund (the "U.S. Value Select Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
For the fiscal year ended April 30, 2012, the Fund's portfolio turnover rate was
		187% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares and $1,000,000 (investment minimum)
in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser's security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked common stocks that is weighted based on the Adviser's assessment of a security's fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities weighted by the
Adviser's assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund's portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market
		capitalization-weighted portfolio from the same universe of securities.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the
Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and
		may reduce the Fund's returns.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes,
		does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 1000® Index, a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2012: 7.99% Best Quarter Worst Quarter 13.95% -15.42% (December 31, 2011) (September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2010
Average Annual Returns, Since Inception Secondary	ck0001388485_AverageAnnualReturnSinceInceptionSecondary	2.73%
Average Annual Returns, Inception Date Secondary	ck0001388485_AverageAnnualReturnInceptionDateSecondary	Dec. 13, 2011
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,783
Annual Return 2011	rr_AnnualReturn2011	7.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.42%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2010
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2010
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2010
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	36,067
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	63,991
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	143,634
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2011

[1]	The Russell 1000® Index is an index that measures the performance of approximately 1,000 of the largest U.S. equities, as measured by market capitalization.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares; after-tax returns for Class I shares will vary.